Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial assets:
Cash and restricted deposits		$ 2,141		$ 3,634
Short term deposits	$ 2,308	3,000
Government authorities	74	62	100	45
Other receivables	97	203	715	46
Investments in financial assets	403	659	849	591
Total financial assets at amortized cost		6,065		4,316
Financial liabilities:
Credit from others		48		102
Warrants liability	345	532	1,714	2,737
Lease liability	64	76		27
Total financial and lease liabilities	$ 409	656	$ 1,714	2,866
Carrying amount [Member]
Financial assets:
Cash and restricted deposits		2,141		3,634
Short term deposits		3,000
Government authorities		62		45
Other receivables		203		46
Investments in financial assets		659		591
Total financial assets at amortized cost		6,065		4,316
Financial liabilities:
Credit from others		48		102
Warrants liability		532		2,737
Lease liability		76		27
Total financial and lease liabilities		656		2,866
Level 1 [Member]
Financial assets:
Cash and restricted deposits
Short term deposits
Government authorities
Other receivables
Investments in financial assets
Total financial assets at amortized cost
Financial liabilities:
Credit from others
Warrants liability
Lease liability
Total financial and lease liabilities
Level 2 [Member]
Financial assets:
Cash and restricted deposits
Short term deposits
Government authorities
Other receivables
Investments in financial assets
Total financial assets at amortized cost
Financial liabilities:
Credit from others
Warrants liability
Lease liability
Level 3 [Member]
Financial assets:
Cash and restricted deposits		2,141		3,634
Short term deposits		3,000
Government authorities		62		45
Other receivables		203		46
Investments in financial assets		659		591
Total financial assets at amortized cost		6,065		4,316
Financial liabilities:
Credit from others		48		102
Warrants liability		532		2,737
Lease liability		76		27
Total financial and lease liabilities		$ 656		$ 2,866